Segmented Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segmented Information
23.	SEGMENTED INFORMATION

[a]

Magna is a global automotive supplier which has complete vehicle engineering and contract manufacturing expertise, as well as product capabilities which include body, chassis, exterior, seating, powertrain, active driver assistance, vision, closure and roof systems. Magna also has electronic and software capabilities across many of these areas.

Magna’s success is directly dependent upon the levels of North American and European [and currently to a lesser extent on Asia and Rest of World] car and light truck production by its customers. OEM production volumes in each of North America and Europe may be impacted by a number of geographic factors, including general economic conditions, interest rates, consumer credit availability, fuel prices and availability, infrastructure, legislative changes, environmental emission and safety issues, and labour and/or trade relations.

Given the differences between the regions in which the Company operates, Magna’s operations are segmented on a geographic basis. The Company’s segments consist of North America, Europe, Asia and Rest of World. The Company maintains management teams in each of the Company’s two primary markets, North America and Europe. The role of the North American and European management teams is to manage Magna’s interests to ensure a coordinated effort across the Company’s different product capabilities. In addition to maintaining key customer, supplier and government contacts in their respective markets, the regional management teams centrally manage key aspects of the Company’s operations while permitting the divisions enough flexibility through Magna’s decentralized structure to foster an entrepreneurial environment.

Consistent with the above, the Company’s internal financial reporting separately segments key internal operating performance measures between North America, Europe, Asia and Rest of World for purposes of presentation to the chief operating decision maker to assist in the assessment of operating performance, the allocation of resources, and the long-term strategic direction and future global growth in the Company.

The Company’s chief operating decision maker uses Adjusted Earnings before Interest and Income Taxes [“Adjusted EBIT”] as the measure of segment profit or loss, since management believes Adjusted EBIT is the most appropriate measure of operational profitability or loss for its reporting segments. Adjusted EBIT is calculated by taking net income from operations and adding back income taxes, interest expense, net, and other (income) expense, net.

The accounting policies of each segment are the same as those set out under “Significant Accounting Policies” [note 1] and intersegment sales and transfers are accounted for at fair market value.

The following tables show segment information for the Company’s reporting segments and a reconciliation of Adjusted EBIT to the Company’s consolidated income before income taxes:

	2017
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT [ii]	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$6,888	$6,215				$268	$883
United States	9,989	9,742				301	1,593
Mexico	5,505	4,867				241	1,084
Eliminations	(1,477)	—				—	—

North America	20,905	20,824	$549	$2,064	$612	810	3,560

Europe
Western Europe
(excluding Great Britain)	12,371	11,949				624	2,443
Great Britain	597	595				35	162
Eastern Europe	2,674	2,379				199	728
Eliminations	(465)	—				—	—

Europe	15,177	14,923	478	596	1,264	858	3,333

Asia	2,791	2,608	106	366	223	117	726
Rest of World	584	583	13	12	—	8	57
Corporate and Other [i]	(511)	8	27	70	—	65	465

Total reportable segments	$38,946	$38,946	$1,173	$3,108	$2,099	$1,858	$8,141
Current assets							11,220
Investments, intangible assets, goodwill, deferred tax assets and other assets							6,032

Consolidated total assets							$25,393

	2016
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT [ii]	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$6,784	$6,214				$201	$721
United States	10,226	9,857				400	1,573
Mexico	5,121	4,586				309	999
Eliminations	(1,387)	—				—	—

North America	20,744	20,657	$486	$2,061	$595	910	3,293

Europe
Western Europe (excluding Great Britain)	10,537	10,159				578	1,912
Great Britain	658	656				24	127
Eastern Europe	2,285	2,000				136	545
Eliminations	(400)	—				—	—

Europe	13,080	12,815	431	543	1,116	738	2,584

Asia	2,674	2,502	103	266	212	97	679
Rest of World	465	464	13	(17)	—	11	62
Corporate and Other [i]	(518)	7	23	45	—	51	404

Total reportable segments	$36,445	$36,445	$1,056	$2,898	$1,923	$1,807	$7,022
Current assets							10,163
Investments, intangible assets, goodwill, deferred tax assets and other assets							5,381

Consolidated total assets							$22,566

[i]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.
[ii]	The following table reconciles Net income from operations to Adjusted EBIT:

	2017	2016
Net Income from operations	$2,255	$2,074
Add (deduct):
Interest expense, net	70	88
Other expense, net	39	30
Income taxes	744	706

Adjusted EBIT	$3,108	$2,898

[b]	The following table aggregates external revenues by customer as follows:

	2017	2016
General Motors	$6,854	$7,207
Ford Motor Company	6,058	5,667
Fiat / Chrysler Group	5,502	5,349
Daimler AG	4,719	4,294
BMW	4,231	3,786
Volkswagen	4,025	3,758
Other	7,557	6,384

	$38,946	$36,445

[c]	The following table summarizes external revenues generated by automotive products and services:

	2017	2016
Body systems and chassis systems	$9,744	$9,157
Powertrain systems	6,773	6,489
Exterior systems	5,325	5,272
Seating systems	5,203	5,079
Tooling, engineering and other	3,397	3,078
Complete vehicle assembly	2,944	2,190
Vision and electronic systems	2,891	2,768
Closure systems	2,669	2,412

	$38,946	$36,445